DISPOSAL OF A SUBSIDIARY (Details-Cash Flow) ¥ in Thousands	Jun. 30, 2021 CNY (¥)
Disposal Of Subsidiary
Cash consideration
Cash and bank balances disposed	(263)
Net outflow of cash and cash equivalents included in cash flows from investing activities	¥ (263)